Other gains, net (Tables)	12 Months Ended
Dec. 31, 2024
Other gains, net
Summary of other gains, net

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Non-operating income	7,617	24,416	22,730
Non-operating expenses	(300)	(333)	(1,802)
	7,317	24,083	20,928